Credit Quality Assessment (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Credit Quality Indicator [Line Items]
Delinquent Loans, Outstanding Nonaccrual Status	$ 4,600,000	$ 5,400,000	$ 3,600,000
Non-Accrual Delinquent Loans Outstanding, Percentage	0.80%	0.94%
Financing Receivable, Recorded Investment, Nonaccrual Status	3,700,000	4,000,000	3,200,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	20,000	187,000	154,000	113,000
Transfer to Other Real Estate		95,000	0	1,598,000
Provision For Other Real Estate Owned		0	347,000	48,000
Loan In Process Of Foreclosure	158,000
Loans Restructuring During Period	$ 2,700,000